CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EXCLUDING DISCONTINUED OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	[1]	$ 20,486		$ (13,568)		$ 3,357	[2]
LOSS FROM DISCONTINUED OPERATIONS (**)	[1]	0	[3]	0	[3]	(3,206)	[2]
(LOSS)/PROFIT FOR THE YEAR		20,486		(13,568)		151
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Cash flow/net investment hedge (Note 15)		(1,190)		(26,329)		13,971
Tax effect on hedge		0		(402)		(2,921)
Translation differences		(88,755)		22,934		15,701
Other comprehensive income/(loss)		(89,945)		(2,993)		32,593
Total comprehensive (loss)/income		(69,459)		(16,561)		32,744
Total comprehensive income/(loss) attributable to:
Owners of the parent		(69,709)		(19,251)		32,652
Non-controlling interest		$ 251		$ 2,690		$ 92

[1]

(1) A s of December 31, 20 17 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted loss per share as the loss in 2017 is anti-dilutive.

[2]	(*) E xclude discontinued operations – Moroc c o.
[3]	(**) Discontinued operations did not generate any income tax expense.